Operating segments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Revenue from Sales Based on Destination	Revenue is attributed to geographical locations based on the origin of customers’ location.

	Years ended
	March 31,	March 31,
	2021	2020

Canada	$17,763,182	$14,525,570
United States	27,579,333	14,936,087
Other countries	1,467,327	116,147
	$46,809,842	$29,577,804

The Corporation’s property plant and equipment located in Canada are in the amount of $44,776,974 (2020 - $54,212,677) and the property plant and equipment located in the United States of America are in the amount of $2,136,714 (2020 - $5,815,897).

The Corporation’s intangible assets located in Canada are in the amount of $4,764,744 (2020 - $6,196,787) and the intangible assets located in the United States of America are in the amount of $27,842,225 (2020 - $19,321,500).

The Corporation’s goodwill located in Canada is of $3,283,626 (2020 - $3,283,626) and the goodwill located in the United States is of $28,690,900 (2020 - $39,049,548).

Summary of Revenue from Sales of Goods

The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31,	March 31,
	2021	2020

At a point in time
Nutraceutical products	$16,110,060	$19,647,501
Cannabis and hemp products	416,296	636,630
Innovation products	14,492,883	-
Food and beverages products	3,177,585	-

Over time
Processing services	11,107,352	7,438,440
	$45,304,176	$27,722,571